Loan operations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [abstract]
Loan operations by class, sector of debtor, maturity and concentration
Following are the breakdown of the carrying amount of loan operations by class, sector of debtor, maturity and concentration:

Loans by type	2020	2019

Retail
Pledged asset loan	2,698,018	388
Non-pledged loan	116,978	—
Credit card	51,270	—
Corporate
Pledged asset loan	946,008	—
Non-pledged loan	113,155	—
Total Loans operations	3,925,429	388
Expected Credit Loss (Note 14(b))	(7,101)	(2)
Total loans operations, net of Expected Loss	3,918,328	386

By maturity	2020	2019

Due in 3 months or less	160,918	388
Due after 3 months through 12 months	580,183	—
Due after 12 months	3,184,328	—
Total Loans operations	3,925,429	388

By concentration	2020	2019

Largest debtor	150,040	71
10 largest debtors	726,904	310
20 largest debtors	1,043,583	375
50 largest debtors	1,521,310	388
100 largest debtors	1,885,614	388